T. ROWE PRICE QM U.S. Bond Index Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  6.6%
Car Loan  1.8%
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 1,736 1,732
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 223 222
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 160 161
ARI Fleet Lease Trust
Series 2026-A, Class A2
3.96%, 11/15/34 (1) 700 696
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 260 256
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 510 502
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 425 416
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.716%, 12/26/31 (1) 82 83
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  935 931
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 217
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  760 753
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,828
Carvana Auto Receivables Trust
Series 2024-P4, Class A4
4.74%, 12/10/30  620 620
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,465 1,461

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  2,040 2,009
Carvana Auto Receivables Trust
Series 2026-P1, Class A4
4.35%, 7/12/32  4,660 4,600
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  1,035 1,024
Carvana Auto Receivables Trust
Series 2026-P2, Class A3
4.77%, 4/10/31  1,250 1,252
Carvana Auto Receivables Trust
Series 2026-P2, Class A4
4.91%, 8/10/32  3,225 3,236
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  335 336
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 115 116
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 176 176
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 790 789
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 1,775 1,770
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,335 1,333
Exeter Automobile Receivables Trust
Series 2026-3A, Class A3
4.47%, 7/15/30  1,890 1,888
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  260 258
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class A
4.60%, 5/15/33  3,495 3,469
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  285 282

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 75 76
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 790 789
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 1,440 1,424
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  610 596
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 1,730 1,723
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B
4.806%, 7/17/34 (1) 780 777
Santander Drive Auto Receivables Trust
Series 2025-4, Class A3
4.17%, 4/15/30  240 239
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  980 973
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  1,455 1,438
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 165 167
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 810 791
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 585 583
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 665 660
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 360 357
Wheels Fleet Lease Funding
Series 2026-1A, Class A2A
4.30%, 4/18/39 (1) 1,660 1,656
44,665

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Home Equity  0.2%
ACHM Trust
Series 2026-HE1, Class A, VR
5.82%, 8/25/56 (1) 2,700 2,703
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.016%, 3/25/56 (1) 449 450
FIGRE Trust
Series 2026-HF7, Class A, FRN
SOFR30A + 1.30%, 4.916%, 7/25/56 (1) 1,800 1,798
4,951
Other Asset-Backed Securities  4.1%
720 East IV
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.932%, 7/15/39 (1) 4,030 4,033
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.959%, 4/20/39 (1) 2,250 2,247
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,215 3,220
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 2,230 2,212
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.923%, 4/15/39 (1) 3,670 3,677
AGL
Series 2021-13A, Class A1R, CLO, FRN
3M TSFR + 1.10%, 4.829%, 10/20/34 (1) 4,600 4,600
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.959%, 1/20/39 (1) 1,175 1,177
Apex Credit
Series 2025-13A, Class A1, CLO, FRN
3M TSFR + 1.35%, 5.083%, 1/22/39 (1) 840 842
ARES LI
Series 2019-51A, Class A1R2, CLO, FRN
3M TSFR + 1.36%, 5.113%, 10/15/37 (1) 1,420 1,422
Ares Loan Funding IX
Series 2025-ALF9A, Class A1, CLO, FRN
3M TSFR + 1.18%, 4.933%, 3/31/38 (1) 1,225 1,224
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 5.029%, 4/20/39 (1) 950 953

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.899%, 1/20/39 (1) 1,530 1,529
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.359%, 1/18/35 (1) 2,275 2,278
Battalion XXV
Series 2024-25A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.479%, 3/13/37 (1) 3,690 3,699
Cerberus Loan Funding XLIV
Series 2023-5A, Class A1R, CLO, FRN
3M TSFR + 1.52%, 5.273%, 1/15/36 (1) 3,475 3,475
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.049%, 1/18/38 (1) 935 936
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,490 2,394
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2026-1A, Class A3
4.32%, 12/22/31 (1) 925 921
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 365 363
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 368 361
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,584 1,480
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 252 258
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 202 207
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 5.009%, 1/20/39 (1) 2,045 2,048
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.929%, 1/20/39 (1) 1,160 1,161

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL XIX
Series 2023-2A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.125%, 7/24/36 (1) 5,035 5,037
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 4,210 4,182
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class B
5.14%, 5/16/33 (1) 390 391
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.079%, 1/20/38 (1) 1,710 1,711
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 946 964
Hilton Grand Vacations Trust
Series 2025-2A, Class A
4.54%, 5/25/44 (1) 492 488
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.803%, 7/15/35 (1) 1,385 1,386
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.949%, 2/13/39 (1) 1,605 1,607
Midocean Credit XV
Series 2024-15A, Class A1R, CLO, FRN
3M TSFR + 1.25%, 4.984%, 7/21/39 (1) 2,590 2,589
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 74 74
Neuberger Berman Loan Advisers
Series 2022-48A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.90%, 4/25/36 (1) 4,685 4,685
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 591 592
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 235 232
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 150 148
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.074%, 11/26/37 (1) 2,370 2,374

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 82 82
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 533 535
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 2,080 2,067
Orion
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.22%, 5.03%, 10/25/38 (1) 845 846
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 1,447 1,451
PEAC Solutions Receivables
Series 2026-1A, Class A3
4.39%, 7/20/33 (1) 1,210 1,198
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 5 5
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/17/41 (1) 737 692
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 653 619
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.943%, 4/15/39 (1) 855 855
Rockford Tower
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.929%, 7/20/35 (1) 4,690 4,691
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 840 852
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 248 248
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 1,250 1,258
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 682 691

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 3,400 3,365
Sierra Timeshare Receivables Funding
Series 2025-2A, Class A
4.72%, 4/20/44 (1) 565 561
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 231 230
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 5.052%, 4/23/39 (1) 700 702
Symphony 30
Series 2023-30A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.929%, 10/20/37 (1) 1,260 1,260
Symphony 37
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.859%, 1/20/37 (1) 1,865 1,867
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.903%, 1/22/38 (1) 670 671
THL Credit Wind River
Series 2019-3A, Class AR3, CLO, FRN
3M TSFR + 1.20%, 4.953%, 1/15/38 (1) 890 891
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24 - 7/28/26,
Cost $179 (2)(3)(4) 196 213
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24 -
7/28/26, Cost $1,923 (2)(3)(4) 1,923 1,446
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,042 1,018
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 93 94
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 100
Verizon Master Trust
Series 2026-1, Class A1A
3.94%, 2/20/31  1,360 1,350

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 286 285
103,420
Student Loan  0.5%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.916%, 7/27/48 (1) 1,278 1,278
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 973 960
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 116 115
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 350 339
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 114 107
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 91 86
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 1,033 1,012
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 2,135 2,123
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 55 54
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 150 146
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 443 424
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,216 1,122

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 3,964 3,856
11,622
Total Asset-Backed Securities
(Cost $165,702) 164,658
CORPORATE BONDS  28.5%
FINANCIAL INSTITUTIONS  11.3%
Banking  6.3%
Ally Financial, 2.20%, 11/2/28  1,505 1,419
American Express, VR, 4.918%, 7/20/33 (5) 550 542
Banco Santander, 3.49%, 5/28/30  3,200 3,025
Bank Leumi Le-Israel, 5.343%, 6/29/29 (1)(6) 1,710 1,716
Bank of America, 6.00%, 10/15/36  300 309
Bank of America, 7.75%, 5/14/38  150 174
Bank of America, VR, 2.592%, 4/29/31 (5) 1,875 1,720
Bank of America, VR, 2.676%, 6/19/41 (5) 7,725 5,435
Bank of America, VR, 2.831%, 10/24/51 (5) 260 155
Bank of America, VR, 3.194%, 7/23/30 (5) 180 172
Bank of America, VR, 3.824%, 1/20/28 (5) 2,280 2,274
Bank of America, VR, 4.244%, 4/24/38 (5) 45 40
Bank of America, VR, 5.425%, 8/15/35 (5) 2,000 1,967
Bank of America, Series N, VR, 2.651%, 3/11/32 (5) 2,800 2,515
Bank of Montreal, Series J, VR, 4.439%, 1/14/32 (5) 1,900 1,849
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (5) 1,920 1,877
Bank of New York Mellon, VR, 4.596%, 7/26/30 (5) 170 169
Bank of New York Mellon, VR, 6.474%, 10/25/34 (5) 1,440 1,540
Barclays, VR, 4.837%, 9/10/28 (5) 230 230
Barclays, VR, 5.674%, 3/12/28 (5) 4,545 4,572
Barclays, VR, 5.69%, 3/12/30 (5) 2,840 2,885
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29  1,865 1,870
BNP Paribas, VR, 5.497%, 5/20/30 (1)(5) 2,750 2,783
Capital One, 2.70%, 2/6/30  2,000 1,857
Capital One Financial, 3.65%, 5/11/27  1,430 1,422
Capital One Financial, VR, 2.359%, 7/29/32 (5) 3,700 3,177
Capital One Financial, VR, 6.051%, 2/1/35 (5) 365 373
Citigroup, 5.875%, 1/30/42  450 449
Citigroup, VR, 3.887%, 1/10/28 (5) 2,050 2,044
Citigroup, VR, 4.075%, 4/23/29 (5) 1,920 1,899
Credit Agricole, VR, 4.656%, 1/12/32 (1)(5) 1,840 1,794
Danske Bank, VR, 5.705%, 3/1/30 (1)(5) 2,970 3,021

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (5) 2,180 2,118
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (5) 150 150
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (5) 460 473
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,220
Goldman Sachs Group, 6.75%, 10/1/37  455 483
Goldman Sachs Group, VR, 5.065%, 1/21/37 (5) 3,705 3,531
Goldman Sachs Group, VR, 5.218%, 4/23/31 (5) 390 391
Goldman Sachs Group, VR, 5.734%, 1/28/56 (5) 2,645 2,457
HSBC Bank USA, 5.875%, 11/1/34  550 563
HSBC Holdings, VR, 2.013%, 9/22/28 (5) 3,345 3,245
HSBC Holdings, VR, 6.161%, 3/9/29 (5) 320 327
HSBC Holdings, VR, 6.332%, 3/9/44 (5) 1,725 1,771
ING Groep, VR, 5.55%, 3/19/35 (5) 1,655 1,658
ING Groep, VR, 6.114%, 9/11/34 (5) 740 769
Intesa Sanpaolo, VR, 5.00%, 6/29/30 (1)(5) 2,420 2,409
JPMorgan Chase, 2.95%, 10/1/26  980 978
JPMorgan Chase, VR, 2.956%, 5/13/31 (5) 1,230 1,140
JPMorgan Chase, VR, 3.782%, 2/1/28 (5) 990 986
JPMorgan Chase, VR, 3.882%, 7/24/38 (5) 4,905 4,226
JPMorgan Chase, VR, 4.493%, 3/24/31 (5) 4,000 3,934
JPMorgan Chase, VR, 4.995%, 7/22/30 (5) 340 341
JPMorgan Chase, VR, 5.299%, 7/24/29 (5) 3,170 3,203
JPMorgan Chase, VR, 5.576%, 7/23/36 (5) 1,315 1,300
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (5) 1,455 1,455
Mitsubishi UFJ Financial Group, VR, 4.505%, 1/14/32 (5) 2,690 2,620
Morgan Stanley, 6.25%, 8/9/26  175 175
Morgan Stanley, VR, 3.217%, 4/22/42 (5) 830 610
Morgan Stanley, VR, 4.493%, 1/16/32 (5) 3,275 3,179
Morgan Stanley, VR, 4.555%, 4/10/30 (5) 5,000 4,947
Morgan Stanley, VR, 5.042%, 7/19/30 (5) 170 170
Morgan Stanley, VR, 5.656%, 4/18/30 (5) 2,975 3,025
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (5) 3,785 3,737
National Bank of Canada, VR, 4.166%, 1/20/29 (5) 2,075 2,059
National Bank of Canada, VR, 4.928%, 6/4/32 (5) 2,805 2,766
Northern Trust, 4.15%, 11/19/30  2,080 2,029
PNC Financial Services Group, VR, 5.373%, 7/21/36 (5) 495 489
PNC Financial Services Group, VR, 6.037%, 10/28/33 (5) 3,000 3,112
Royal Bank of Canada, VR, 4.969%, 8/2/30 (5) 170 170
Santander Holdings USA, VR, 5.04%, 6/5/30 (5) 955 950
Santander Holdings USA, VR, 6.342%, 5/31/35 (5)(6) 1,925 1,994
Santander Holdings USA, VR, 6.499%, 3/9/29 (5) 885 905
Santander Holdings USA, VR, 6.565%, 6/12/29 (5) 140 144
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (5) 1,190 1,175

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,930 2,944
Societe Generale, 5.25%, 2/19/27 (1) 1,230 1,235
Societe Generale, VR, 6.066%, 1/19/35 (1)(5)(6) 1,305 1,323
Standard Chartered, VR, 4.529%, 6/5/32 (1)(5) 2,965 2,873
Standard Chartered, VR, 5.243%, 1/13/37 (1)(5) 1,060 1,018
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,214
Truist Financial, 1.95%, 6/5/30  1,470 1,318
U.S. Bancorp, VR, 4.857%, 7/27/30 (5) 2,515 2,510
U.S. Bancorp, VR, 5.10%, 7/23/30 (5) 170 171
U.S. Bancorp, VR, 5.384%, 1/23/30 (5) 665 673
Wells Fargo, VR, 2.393%, 6/2/28 (5) 2,415 2,371
Wells Fargo, VR, 2.879%, 10/30/30 (5) 2,925 2,745
Wells Fargo, VR, 3.068%, 4/30/41 (5) 50 37
Wells Fargo, VR, 5.574%, 7/25/29 (5) 1,250 1,269
Wells Fargo, VR, 5.605%, 4/23/36 (5) 330 332
Wells Fargo, VR, 5.707%, 4/22/28 (5) 1,895 1,910
Wells Fargo, VR, 6.303%, 10/23/29 (5) 1,380 1,422
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,935 1,954
156,977
Brokerage Asset Managers Exchanges  0.4%
Charles Schwab, VR, 4.744%, 5/21/30 (5) 1,155 1,152
Charles Schwab, VR, 4.914%, 11/14/36 (5) 3,165 3,024
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,448
Intercontinental Exchange, 5.25%, 6/15/31  1,585 1,604
LPL Holdings, 5.65%, 3/15/35  3,700 3,612
10,840
Finance Companies  0.2%
Ares Capital, 3.20%, 11/15/31  80 70
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,596
GATX, 6.05%, 3/15/34  1,785 1,842
3,508
Financial Other  0.2%
Atlas Warehouse Lending, 4.625%, 11/15/28 (1) 3,065 3,023
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1) 910 900
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  130 130
4,053
Insurance  3.1%
Allstate, 6.125%, 12/15/32  150 156
American International Group, 3.875%, 1/15/35  425 383
American International Group, 5.45%, 5/7/35  130 130
Aon Corp., 5.00%, 9/12/32  3,075 3,050
Arthur J Gallagher, 4.85%, 12/15/29  445 445
Athene Global Funding, 4.86%, 8/27/26 (1) 3,330 3,331
Athene Global Funding, 5.033%, 7/17/30 (1) 990 976

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Athene Global Funding, 5.543%, 8/22/35 (1) 140 136
Centene, 2.45%, 7/15/28  170 161
Centene, 3.375%, 2/15/30  1,545 1,431
CNA Financial, 5.20%, 8/15/35  130 125
CNO Global Funding, 4.95%, 9/9/29 (1) 515 513
Corebridge Global Funding, 4.25%, 8/21/28 (1) 885 874
Corebridge Global Funding, 4.65%, 8/20/27 (1)(6) 1,075 1,076
Corebridge Global Funding, 4.80%, 5/29/29 (1) 2,560 2,551
Elevance Health, 4.55%, 3/1/48  1,135 910
Elevance Health, 4.65%, 1/15/43  485 414
Enact Holdings, 6.25%, 5/28/29  505 518
Equitable America Global Funding, 4.95%, 6/25/29 (1) 5,005 4,976
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,604
GA Global Funding Trust, 5.50%, 7/17/31 (1) 2,475 2,458
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,095 1,082
Humana, 5.375%, 4/15/31  785 788
Humana, 5.95%, 3/15/34  835 848
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 2,970 2,957
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 3,620 3,626
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,148
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,940 2,956
Met Tower Global Funding, 4.00%, 1/14/29 (1) 1,895 1,862
New York Life Global Funding, 4.05%, 2/2/29 (1) 4,525 4,452
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 992
Northwestern Mutual Global Funding, 4.74%, 6/30/31 (1) 3,430 3,390
Pacific Life Global Funding II, 4.375%, 2/3/31 (1) 3,795 3,710
Pricoa Global Funding I, 4.35%, 11/25/30 (1) 5,380 5,244
Principal Financial Group, 2.125%, 6/15/30  1,900 1,710
Principal Financial Group, 3.70%, 5/15/29  10 10
Principal Financial Group, 4.111%, 2/15/28 (1) 1,100 1,090
RenaissanceRe Holdings, 5.75%, 6/5/33  120 121
RGA Global Funding, 4.35%, 8/25/28 (1) 1,150 1,138
RGA Global Funding, 4.60%, 11/25/30 (1) 1,600 1,563
RGA Global Funding, 5.00%, 8/25/32 (1) 130 127
RGA Global Funding, 5.448%, 5/24/29 (1) 1,730 1,752
Sammons Financial Group, 5.95%, 6/15/36 (1) 1,795 1,758
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 1,790 1,752
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,073
Travelers, 6.25%, 6/15/37  225 239
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,571
UnitedHealth Group, 4.40%, 6/15/28  330 329

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
UnitedHealth Group, 4.75%, 7/15/45  900 767
UnitedHealth Group, 5.20%, 4/15/63  120 102
UnitedHealth Group, 5.50%, 7/15/44  170 161
UnitedHealth Group, 5.75%, 7/15/64  1,790 1,656
Willis North America, 4.50%, 9/15/28  1,110 1,104
77,305
Real Estate Investment Trusts  1.1%
AvalonBay Communities, 4.35%, 12/1/30  3,225 3,159
Brixmor Operating Partnership, 3.90%, 3/15/27  495 493
Brixmor Operating Partnership, 4.05%, 7/1/30  760 734
Brixmor Operating Partnership, 4.85%, 2/15/33  440 427
Essex Portfolio, 2.65%, 3/15/32  660 579
Essex Portfolio, 4.50%, 3/15/48  1,455 1,156
Essex Portfolio, 4.875%, 2/15/36  3,050 2,897
Extra Space Storage, 4.00%, 6/15/29  15 15
Extra Space Storage, 4.95%, 1/15/33  755 738
Global Net Lease, 3.75%, 12/15/27 (1) 130 127
Healthcare Realty Holdings, 3.625%, 1/15/28  605 594
Healthpeak OP, 2.125%, 12/1/28  710 670
Healthpeak OP, 2.875%, 1/15/31  420 383
Healthpeak OP, 5.375%, 2/15/35  140 138
Invitation Homes Operating Partnership, 4.875%, 2/1/35  140 133
Kilroy Realty, 5.875%, 10/15/35  130 126
Prologis, 4.00%, 9/15/28  2,110 2,084
Public Storage Operating, 1.95%, 11/9/28  1,285 1,212
Realty Income, 2.20%, 6/15/28  685 656
Realty Income, 3.95%, 8/15/27  835 831
Regency Centers, 3.60%, 2/1/27  350 349
Regency Centers, 4.125%, 3/15/28  520 516
Regency Centers, 4.40%, 2/1/47  2,000 1,627
Regency Centers, 5.25%, 1/15/34  1,340 1,332
Simon Property Group, 3.80%, 7/15/50  2,830 2,029
Simon Property Group, 4.30%, 1/15/31  1,120 1,091
Welltower OP, 5.125%, 7/1/35  3,390 3,341
27,437
Total Financial Institutions 280,120
INDUSTRIAL  14.7%
Basic Industry  0.4%
Anglo American Capital, 4.625%, 3/19/31 (1) 740 724
ArcelorMittal, 6.55%, 11/29/27  130 133
BHP Billiton Finance USA, 4.75%, 2/28/28  150 150
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 562
Freeport-McMoRan, 4.125%, 3/1/28  140 139

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Freeport-McMoRan, 5.45%, 3/15/43  274 254
Nutrien, 4.00%, 12/15/26  525 524
Nutrien, 4.85%, 5/29/31  685 679
Sherwin-Williams, 4.80%, 9/1/31  2,400 2,377
Southern Copper, 5.35%, 6/24/36  4,140 4,031
9,573
Capital Goods  1.4%
Amcor Flexibles North America, 5.10%, 3/17/30  140 140
Amphenol, 5.05%, 4/5/29  925 934
Boeing, 3.60%, 5/1/34  2,000 1,770
Boeing, 6.528%, 5/1/34  1,715 1,835
Boeing, 6.858%, 5/1/54  1,500 1,607
Caterpillar Financial Services, 5.00%, 5/14/27  4,225 4,250
CNH Industrial Capital, 4.375%, 3/7/31  4,400 4,264
CNH Industrial Capital, 4.50%, 10/8/27  130 130
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,678
Flowserve, 5.70%, 5/15/36  460 450
GE Vernova, 4.875%, 2/4/36  2,920 2,806
Honeywell Aerospace, 5.732%, 3/16/56 (1) 2,185 2,078
Howmet Aerospace, 6.75%, 1/15/28  130 134
Ingersoll Rand, 5.176%, 6/15/29  3,131 3,172
John Deere Capital, 4.40%, 9/8/31  2,530 2,481
John Deere Capital, 4.50%, 1/8/27  1,840 1,842
L3Harris Technologies, 5.05%, 6/1/29  1,300 1,309
Lockheed Martin, 4.07%, 12/15/42  184 150
Owens Corning, 5.70%, 6/15/34  1,235 1,252
Parker-Hannifin, 3.25%, 6/14/29  140 135
Regal Rexnord, 6.05%, 4/15/28  130 133
Regal Rexnord, 6.40%, 4/15/33  1,640 1,710
RTX, 3.125%, 7/1/50  250 159
Tyco Electronics Group, 4.875%, 2/9/36  1,820 1,743
United Rentals North America, 6.00%, 12/15/29 (1) 120 121
36,283
Communications  1.9%
America Movil, 6.375%, 3/1/35  300 319
American Tower, 4.70%, 12/15/32  1,120 1,085
AT&T, 2.75%, 6/1/31  3,300 2,972
AT&T, 4.35%, 3/1/29  1,020 1,008
AT&T, 4.55%, 11/1/32  1,285 1,234
AT&T, 5.40%, 2/15/34  2,415 2,397
Charter Communications Operating, 2.80%, 4/1/31  2,365 2,072
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,056
Charter Communications Operating, 6.10%, 6/1/29  690 700
Comcast, 2.65%, 2/1/30  10 9

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Comcast, 3.20%, 7/15/36  80 65
Comcast, 5.50%, 5/15/64  2,490 1,995
Crown Castle, 2.10%, 4/1/31  2,300 2,003
Crown Castle, 2.25%, 1/15/31  1,665 1,468
Crown Castle, 4.90%, 9/1/29  160 159
Meta Platforms, 5.50%, 11/15/45  3,125 2,705
Meta Platforms, 5.60%, 5/15/53  1,825 1,526
Meta Platforms, 5.625%, 11/15/55  260 218
NTT Finance, 4.876%, 7/16/30 (1) 1,160 1,148
Orange, 4.75%, 1/13/33 (1) 1,830 1,768
Rogers Communications, 5.00%, 2/15/29  1,615 1,617
Rogers Communications, 5.30%, 2/15/34  1,885 1,830
Space Exploration Technologies, 5.35%, 7/15/31 (1) 1,075 1,047
Space Exploration Technologies, 5.65%, 7/15/33 (1) 1,740 1,666
T-Mobile USA, 3.75%, 4/15/27  3,565 3,547
T-Mobile USA, 4.95%, 11/15/35  2,880 2,730
T-Mobile USA, 5.00%, 2/15/36 (6) 1,300 1,232
T-Mobile USA, 6.70%, 12/15/33  150 161
Telefonica Europe, 8.25%, 9/15/30  130 144
Time Warner Cable, 6.55%, 5/1/37  395 375
Time Warner Cable, 6.75%, 6/15/39  2,580 2,430
Time Warner Enterprises, 8.375%, 7/15/33  50 54
Verizon Communications, 1.68%, 10/30/30  625 547
Verizon Communications, 4.00%, 3/22/50  1,500 1,079
Verizon Communications, 4.75%, 1/15/33  1,930 1,870
46,236
Consumer Cyclical  2.4%
Airbnb, 4.65%, 3/16/31  930 917
Alibaba Group Holding, 4.00%, 12/6/37  2,300 2,027
Amazon.com, 4.65%, 11/20/35  4,085 3,849
Amazon.com, 5.65%, 3/13/46  2,365 2,209
American Honda Finance, 4.55%, 7/9/27  1,645 1,646
American Honda Finance, 4.90%, 3/12/27 (6) 2,790 2,797
AutoZone, 1.65%, 1/15/31  2,000 1,732
AutoZone, 3.75%, 6/1/27  20 20
Booking Holdings, 5.375%, 5/7/36  1,585 1,560
BorgWarner, 4.95%, 8/15/29  130 130
CBRE Services, 4.90%, 1/15/33  745 725
CBRE Services, 5.50%, 4/1/29  580 589
Daimler Truck Finance North America, 4.15%, 1/12/29 (1) 785 772
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 560 554
Denso, 4.864%, 6/29/31 (1) 4,400 4,377
Ford Motor Credit, 5.125%, 11/5/26  1,435 1,436

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Motor Credit, 7.122%, 11/7/33  635 669
General Motors, 6.60%, 4/1/36  150 158
General Motors Financial, 4.90%, 10/6/29  70 70
General Motors Financial, 5.45%, 1/8/36  4,150 4,052
General Motors Financial, 5.55%, 7/15/29  600 610
GLP Capital, 3.25%, 1/15/32  150 133
Home Depot, 5.875%, 12/16/36  3,000 3,115
Hyundai Capital America, 4.55%, 1/8/31 (1) 850 827
Hyundai Capital America, 4.75%, 6/18/29 (1) 1,300 1,291
Hyundai Capital America, 4.90%, 6/23/28 (1) 1,950 1,950
Hyundai Capital America, 5.35%, 3/19/29 (1)(6) 500 504
Hyundai Capital America, 5.40%, 6/23/32 (1) 120 120
Las Vegas Sands, 3.90%, 8/8/29  140 135
Lowe's, 4.25%, 3/15/31  2,370 2,299
Lowe's, 4.45%, 4/1/62  1,890 1,387
O'Reilly Automotive, 3.60%, 9/1/27  20 20
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,413
O'Reilly Automotive, 5.75%, 11/20/26  390 391
PACCAR Financial, 5.00%, 5/13/27  3,070 3,086
PACCAR Financial, 5.20%, 11/9/26  2,895 2,902
Ross Stores, 1.875%, 4/15/31  300 262
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 130 132
TJX, 1.60%, 5/15/31  1,425 1,231
Toyota Motor Credit, 4.05%, 9/5/28  2,680 2,654
Uber Technologies, 4.30%, 1/15/30  2,710 2,659
VICI Properties, 4.125%, 8/15/30 (1) 150 142
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 495 493
59,045
Consumer Non-Cyclical  3.1%
Abbott Laboratories, 4.90%, 11/30/46  4,000 3,531
AbbVie, 4.50%, 5/14/35  1,235 1,167
AbbVie, 4.80%, 3/15/29  1,315 1,319
Agilent Technologies, 4.90%, 1/15/32 (1) 5,335 5,283
Amgen, 2.60%, 8/19/26  1,275 1,274
Amgen, 2.77%, 9/1/53  1,239 690
Amgen, 5.15%, 3/2/28  1,615 1,628
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 30
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,315
Augusta SpinCo, 4.656%, 3/23/31  2,095 2,061
Banner Health, 1.897%, 1/1/31  850 750
BAT Capital, 4.39%, 8/15/37  3,395 3,035
BAT Capital, 5.834%, 2/20/31  845 872
Baxter International, 3.95%, 4/1/30  140 134

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Bayer U.S. Finance, 5.125%, 7/20/31 (1) 790 783
Centra Health, 4.70%, 1/1/48  25 19
Cigna Group, 4.50%, 9/15/30  380 375
Cigna Group, 4.90%, 12/15/48  2,100 1,765
CommonSpirit Health, 2.782%, 10/1/30  980 898
CommonSpirit Health, 3.91%, 10/1/50  40 29
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 989
CVS Health, 3.25%, 8/15/29  180 172
CVS Health, 4.125%, 4/1/40  50 41
CVS Health, 5.00%, 9/15/32  420 416
CVS Health, 5.125%, 7/20/45  925 804
CVS Health, 5.40%, 6/1/29  1,360 1,381
CVS Health, 6.00%, 6/1/63  2,705 2,509
Eli Lilly, 4.90%, 10/15/35  4,400 4,304
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,310
HCA, 4.125%, 6/15/29  1,695 1,663
HCA, 5.25%, 3/1/30  160 161
HCA, 5.45%, 9/15/34  890 884
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 786
IQVIA, 6.25%, 2/1/29  735 755
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,226
Kenvue, 5.10%, 3/22/43  140 128
Keurig Dr Pepper, 2.55%, 9/15/26  450 449
Keurig Dr Pepper, 4.60%, 5/15/30  150 147
Kraft Heinz Foods, 5.00%, 6/4/42  160 138
Kraft Heinz Foods, 6.875%, 1/26/39  3,600 3,848
Maple Parent Holdings, 4.75%, 3/26/29 (1) 1,550 1,543
Mars, 4.60%, 3/1/28 (1) 2,120 2,121
Mars, 4.80%, 3/1/30 (1) 120 120
Mattel, 5.45%, 11/1/41  130 117
McCormick, 4.15%, 2/15/29  1,430 1,408
Medline Borrower, 6.25%, 4/1/29 (1) 80 81
MedStar Health, Series 20A, 3.626%, 8/15/49  920 646
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 458
Mondelez International, 4.75%, 2/20/29  3,800 3,805
Nestle Holdings, 4.85%, 3/14/33 (1) 2,700 2,677
Northwell Healthcare, 3.979%, 11/1/46  1,275 970
Pfizer, 4.50%, 11/15/32  3,245 3,161
Revvity, 1.90%, 9/15/28  1,575 1,483
Revvity, 3.30%, 9/15/29  130 124
Roche Holdings, 4.075%, 12/2/30 (1) 2,110 2,050

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Solventum, 5.40%, 3/1/29  673 681
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 325
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,335
Zoetis, 4.15%, 8/17/28  3,805 3,773
76,952
Energy  2.4%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,975
Cameron LNG, 2.902%, 7/15/31 (1) 520 471
Cameron LNG, 3.701%, 1/15/39 (1) 430 356
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,412
Cheniere Energy, 5.20%, 7/30/36 (1) 3,500 3,384
Cheniere Energy Partners, 5.75%, 8/15/34  1,865 1,887
Chevron USA, 4.30%, 10/15/30  2,275 2,244
Columbia Pipelines Holding, 4.999%, 11/17/32 (1) 3,405 3,326
Diamondback Energy, 3.50%, 12/1/29  160 153
Diamondback Energy, 5.15%, 1/30/30  550 554
Enbridge, 4.20%, 11/20/28  2,255 2,230
Enbridge, 4.25%, 12/1/26  355 355
Enbridge, 4.60%, 6/20/28  340 339
Enbridge, 5.50%, 12/1/46  555 512
Enbridge, 5.625%, 4/5/34  795 804
Enbridge, 6.70%, 11/15/53  610 639
Enbridge Energy Partners, 5.50%, 9/15/40  170 163
Energy Transfer, 5.35%, 1/15/36  2,060 2,014
Energy Transfer, 5.60%, 9/1/34  1,505 1,510
Energy Transfer, 6.50%, 2/1/42  160 164
Eni, 5.50%, 5/15/34 (1) 845 843
Eni, 5.95%, 5/15/54 (1) 930 878
Enterprise Products Operating, 4.30%, 6/20/28  1,145 1,140
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,848
Enterprise Products Operating, 4.60%, 1/15/31  2,110 2,087
EOG Resources, 4.40%, 7/15/28  1,295 1,291
EOG Resources, 4.40%, 1/15/31  1,055 1,034
Kinder Morgan, 5.20%, 6/1/33  1,800 1,796
Marathon Petroleum, 5.15%, 3/1/30  1,955 1,969
MPLX, 4.80%, 2/15/31  2,150 2,122
MPLX, 5.65%, 3/1/53  1,600 1,430
Occidental Petroleum, 5.375%, 1/1/32 (6) 1,430 1,441
Occidental Petroleum, 8.875%, 7/15/30  130 145
ONEOK, 4.40%, 10/15/29  60 59
ONEOK, 4.75%, 10/15/31  1,340 1,312
ONEOK, 6.05%, 9/1/33  120 124
ONEOK, 6.625%, 9/1/53  2,400 2,408

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Ovintiv, 6.25%, 7/15/33  130 135
Patterson-UTI Energy, 7.15%, 10/1/33  120 127
Phillips 66, 5.875%, 5/1/42  150 148
Plains All American Pipeline, 5.95%, 6/15/35  140 142
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 809
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 644
Schlumberger Holdings, 3.90%, 5/17/28 (1) 130 128
Spectra Energy Partners, 3.375%, 10/15/26  460 459
Targa Resources, 6.50%, 3/30/34  150 159
TotalEnergies Capital, 5.638%, 4/5/64  160 147
TotalEnergies Capital USA, 4.569%, 1/13/33  3,240 3,142
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 639
Williams, 4.625%, 6/30/30  1,480 1,461
Williams, 4.85%, 3/1/48  190 158
Williams, 4.90%, 3/15/29  1,415 1,418
Woodside Finance, 3.70%, 9/15/26 (1) 330 330
Woodside Finance, 3.70%, 3/15/28 (1) 435 427
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,419
Woodside Finance, 5.40%, 5/19/30  130 131
59,442
Industrial Other  0.2%
Booz Allen Hamilton, 5.95%, 4/15/35 (6) 4,170 4,100
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,171
President & Fellows of Harvard College, 3.619%, 10/1/37  385 332
5,603
Technology  2.1%
Accenture Capital, 4.05%, 10/4/29  140 137
Alphabet, 4.50%, 5/15/35  170 162
Alphabet, 4.80%, 2/15/36  2,685 2,564
Alphabet, 5.35%, 11/15/45  60 55
Broadcom, 4.60%, 7/15/30  1,115 1,095
Broadcom, 4.60%, 1/15/33  2,075 1,977
Broadcom, 4.80%, 4/15/28  3,290 3,296
Cadence Design Systems, 4.20%, 9/10/27  130 129
Cadence Design Systems, 4.30%, 9/10/29  1,090 1,074
Dell International, 4.75%, 7/15/31  2,020 1,986
Fidelity National Information Services, 4.80%, 3/10/31  2,165 2,125
Fiserv, 3.50%, 7/1/29  170 163
Fiserv, 5.45%, 3/15/34  2,125 2,070
Fiserv, 5.60%, 3/2/33  2,500 2,490
Foundry JV Holdco, 5.90%, 1/25/33 (1) 765 779
Foundry JV Holdco, 6.15%, 1/25/32 (1) 885 913
Foundry JV Holdco, 6.20%, 1/25/37 (1) 3,300 3,377
Gartner, 5.60%, 11/20/35  170 160

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Global Payments, 3.20%, 8/15/29  160 151
Intel, 4.00%, 8/5/29  130 127
Intel, 4.80%, 10/1/41  170 145
Leidos, 2.30%, 2/15/31  170 150
Motorola Solutions, 5.00%, 4/15/29  835 839
Motorola Solutions, 5.60%, 6/1/32  130 132
NXP, 3.15%, 5/1/27  395 391
NXP, 4.30%, 8/19/28  590 585
Oracle, 3.60%, 4/1/40  120 83
Oracle, 5.20%, 9/26/35  3,145 2,824
Oracle, 5.375%, 7/15/40  2,925 2,445
Oracle, 6.15%, 11/9/29  140 142
Oracle, 6.90%, 11/9/52  1,485 1,337
Paychex, 5.35%, 4/15/32  130 130
Qorvo, 3.375%, 4/1/31 (1) 3,700 3,374
Qorvo, 4.375%, 10/15/29  689 664
RELX Capital, 3.00%, 5/22/30  1,120 1,045
RELX Capital, 4.75%, 3/27/30  130 129
Roper Technologies, 3.80%, 12/15/26  660 658
ServiceNow, 1.40%, 9/1/30  3,710 3,230
Synopsys, 5.15%, 4/1/35  3,000 2,913
VeriSign, 5.10%, 7/15/31  2,305 2,296
VMware, 1.40%, 8/15/26  3,475 3,471
51,813
Transportation  0.8%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  24 22
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 106
Canadian National Railway, 5.85%, 11/1/33  920 968
Canadian National Railway, 6.25%, 8/1/34  95 102
Canadian Pacific Railway, 1.75%, 12/2/26  845 838
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,076
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 786
Canadian Pacific Railway, 4.70%, 5/1/48  720 605
Element Fleet Management, 4.641%, 11/24/30 (1) 3,370 3,297
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 216
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,560
FedEx, 3.10%, 8/5/29  170 162
FedEx, 4.40%, 1/15/47  6,500 5,329
Sydney Airport Finance, 5.248%, 3/26/36 (1) 2,110 2,045
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,626
Transurban Finance, 3.375%, 3/22/27 (1) 128 127
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  531 509

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  767 726
20,100
Total Industrial 365,047
UTILITY  2.5%
Electric  2.2%
AES, 5.20%, 7/15/29  240 240
AES, 5.75%, 7/15/33  305 302
Ameren, 5.00%, 5/15/36  1,745 1,672
Ameren, 5.70%, 12/1/26  1,820 1,826
American Electric Power, 5.20%, 1/15/29  2,595 2,622
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 177
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 109
Chpe, 5.10%, 6/30/33 (1) 1,040 1,020
CMS Energy, 4.875%, 3/1/44  635 542
Constellation Energy Generation, 4.40%, 1/15/31  1,775 1,729
Dominion Energy, 5.35%, 6/15/36  1,920 1,868
DTE Energy, 5.10%, 3/1/29  2,645 2,665
DTE Energy, 5.85%, 6/1/34  390 400
Duke Energy, 2.65%, 9/1/26  355 355
Duke Energy, 4.95%, 9/15/35  1,045 1,001
Duke Energy Florida, 4.85%, 12/1/35  2,210 2,118
Duke Energy Florida, 6.35%, 9/15/37  170 180
Duke Energy Indiana, Series DDDD, 4.95%, 3/15/36  120 116
Duke Energy Progress, 6.30%, 4/1/38  100 105
ENEL Finance International, 4.375%, 9/30/30 (1) 1,815 1,769
Eversource Energy, 5.85%, 4/15/31  170 175
FirstEnergy, 2.65%, 3/1/30  150 138
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29 (1) 2,320 2,293
FirstEnergy Transmission, 5.00%, 1/15/35  610 590
Florida Power & Light, 5.30%, 6/15/34  3,040 3,046
Georgia Power, 4.95%, 5/17/33  895 885
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,748
Nevada Power, Series N, 6.65%, 4/1/36  400 430
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,195 1,184
NextEra Energy Capital Holdings, 4.40%, 3/1/31  2,245 2,196
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 1,165 1,146
Niagara Mohawk Power, 5.112%, 1/12/36 (1) 3,270 3,135
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,931
Pacific Gas & Electric, 5.00%, 6/4/28  170 171
Pacific Gas & Electric, 6.40%, 6/15/33  40 42
PECO Energy, 5.95%, 10/1/36  150 155
Public Service Electric & Gas, 5.70%, 12/1/36  180 185
Public Service Enterprise Group, 4.80%, 6/15/31  3,685 3,641

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Public Service of Oklahoma, 5.20%, 1/15/35  170 166
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 176
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,335
Southern, 4.40%, 7/1/46  1,935 1,548
Southern, 5.70%, 3/15/34  725 738
Southern California Edison, 5.15%, 6/1/29  2,105 2,116
Southwestern Public Service, 6.00%, 6/1/54  365 353
Tampa Electric, 6.15%, 5/15/37  700 727
Vistra Operations, 5.25%, 4/30/33 (1) 2,745 2,680
53,746
Natural Gas  0.3%
APA Infrastructure, 5.125%, 9/16/34 (1) 475 461
Engie, 5.625%, 4/10/34 (1) 660 671
NiSource, 1.70%, 2/15/31  1,280 1,109
NiSource, 3.49%, 5/15/27  710 705
NiSource, 3.95%, 3/30/48  1,000 730
NiSource, 5.35%, 4/1/34  1,850 1,850
Sempra, 5.25%, 3/15/36  880 850
Southern California Gas, Series KK, 5.75%, 11/15/35  140 143
Southern Gas Capital, 4.95%, 9/15/34  1,735 1,684
8,203
Total Utility 61,949
Total Corporate Bonds
(Cost $732,754) 707,116
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.7%
Local Authorities  0.7%
Province of Alberta, 3.30%, 3/15/28  1,605 1,579
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,380
Province of British Columbia, 4.20%, 7/6/33  2,644 2,554
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 1,986
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,516
Province of Ontario, 3.70%, 9/17/29  4,360 4,266
Province of Quebec, Series PD, 7.50%, 9/15/29  104 113
Province of Quebec Canada, Series RI, 4.625%, 6/3/36  3,425 3,329
17,723
Owned No Guarantee  0.0%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 288
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 533
821
Sovereign  1.0%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 2,720 2,718

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Government of Qatar, 3.75%, 4/16/30 (1) 730 703
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 2,010 2,030
Republic of Chile, 5.65%, 1/13/37  3,740 3,794
Republic of Peru, 5.375%, 2/8/35  740 732
Republic of Poland, Series 30Y, 5.50%, 3/18/54  2,365 2,118
Republic of Poland Government International Bond, Series 10Y,
5.75%, 11/16/32  2,350 2,429
Republic of Romania, 6.625%, 5/16/36 (1) 3,300 3,322
United Mexican States, 2.659%, 5/24/31  5,154 4,544
United Mexican States, 6.125%, 2/9/38  850 815
23,205
Total Foreign Government Obligations & Municipalities
(Cost $42,813) 41,749
MUNICIPAL SECURITIES  1.2%
California  0.2%
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 998
California, Build America, GO, 7.625%, 3/1/40  1,350 1,550
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 767
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 422
San Diego County Water Auth., Series B, Build America, 6.138%,
5/1/49  270 271
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 563
4,571
Florida  0.0%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,124
1,124
Georgia  0.2%
Fulton County, Series 2010-B, Build America, GO, 5.148%, 7/1/39  2,660 2,610
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,668 1,736
4,346
Illinois  0.1%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%, 1/1/40  1,350 1,427
Illinois Toll Highway Auth., Series A, Build America, 6.184%, 1/1/34  315 327
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 480
2,234

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland  0.1%
Maryland Economic Dev., Seagirt Marine Terminal, Series B, 4.75%,
6/1/42  2,045 1,722
1,722
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,316
1,316
Minnesota  0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 1,950
1,950
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%, 1/1/40  1,000 1,142
1,142
New York  0.0%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 731
Metropolitan Transportation Auth., Dedicated Tax Fund, Build
America, 7.336%, 11/15/39  125 141
872
Ohio  0.1%
American Municipal Power, Series B, Build America, 6.449%,
2/15/44  2,005 2,054
2,054
Texas  0.2%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 30
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,080
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 10
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 700
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,844
5,677
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  540 546
546

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,520 1,666
1,666
Total Municipal Securities
(Cost $34,183) 29,220
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  4.9%
Collateralized Mortgage Obligations  2.5%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM, 1.518%, 5/25/65 (1) 214 200
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 706 613
Arroyo Mortgage Trust
Series 2019-2, Class A2, CMO, ARM, 3.498%, 4/25/49 (1) 130 126
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1) 632 572
Barclays Mortgage Loan Trust
Series 2026-NQM6, Class A1, CMO, ARM, 5.76%, 7/25/66 (1) 1,565 1,566
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.383%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,494 (2)(4) 1,494 1,498
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 943 813
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP, 5.48%, 8/25/70 (1) 1,655 1,656
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM, SOFR30A + 2.30%,
5.916%, 5/25/43 (1) 1,209 1,226
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.666%, 2/25/46 (1) 618 617
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A1, CMO, ARM, 4.797%, 12/25/70 (1) 1,458 1,436
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 416 416
EFMT
Series 2025-INV5, Class A1, CMO, ARM, 5.077%, 12/25/70 (1) 771 764
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 333 330
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 525 519
EFMT
Series 2026-NQM1, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.816%, 2/25/71 (1) 1,044 1,043

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2026-NQM6, Class A1, CMO, ARM, 5.466%, 6/25/71 (1) 1,782 1,772
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 40 39
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1) 302 289
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 29 26
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 1,050 1,045
GCAT Trust
Series 2025-NQM4, Class A1, CMO, STEP, 5.529%, 6/25/70 (1) 2,157 2,152
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.906%, 10/25/50 (1) 868 736
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 1,208 1,201
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1) 2,287 2,271
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 2,504 2,474
JPMorgan Mortgage Trust
Series 2019-HYB1, Class B4, CMO, ARM, 5.148%, 10/25/49 (1) 1,045 1,038
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 449 439
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 1,392 1,377
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 3,518 3,511
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 521 501
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 341 340
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 279 278
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 947 944
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 2,662 2,648
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 1,010 1,007
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%, 10/25/59 (1) 89 82
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR + 1.214%,
4.939%, 10/25/59 (1) 6 6

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1) 1,126 1,119
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
4.766%, 7/27/65 (1) 593 594
OBX Trust
Series 2026-R1, Class A1, CMO, ARM, 4.884%, 1/25/63 (1) 2,952 2,911
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM, CMO, 5.344%, 8/10/42 (1) 2,820 2,826
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 220 220
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 406 402
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 73 65
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, CMO, ARM, 4.508%, 11/25/63 (1) 1,029 1,025
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM, 1.027%, 11/25/55 (1) 105 102
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.866%, 8/25/44 (1) 1,032 1,036
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.716%, 9/25/45 (1) 1,090 1,090
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.566%, 2/25/45 (1) 483 484
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM, 1M TSFR + 1.614%,
5.339%, 10/25/59 (1) 510 513
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.922%, 12/25/64 (1) 4,946 4,928
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.817%, 6/25/65 (1) 585 580
Towd Point Mortgage Trust
Series 2026-1, Class A1A, CMO, ARM, 4.131%, 1/25/66 (1) 1,627 1,600
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM, 0.815%, 1/25/66 (1) 326 295
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP, 6.318%, 3/25/69 (1) 940 943
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM, SOFR30A + 1.20%, 4.816%,
8/25/70 (1) 1,751 1,752

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2026-6, Class A1, CMO, ARM, 5.513%, 7/27/71 (1) 1,985 1,982
62,038
Commercial Mortgage-Backed Securities  2.4%
BANK
Series 2025-BNK51, Class A5, 5.29%, 12/25/67  1,580 1,571
BANK
Series 2026-BNK52, Class A5, 5.586%, 5/15/69  1,705 1,733
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,490 2,549
BANK5
Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  1,045 1,069
BANK5
Series 2025-5YR14, Class A3, 5.646%, 4/15/58  3,310 3,367
BANK5
Series 2026-5YR20, Class A3, 5.104%, 2/15/59  90 90
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 5.95%,
11/15/34 (1) 545 7
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  410 419
Benchmark Mortgage Trust
Series 2023-B39, Class A5, 5.754%, 7/15/56  1,220 1,250
Benchmark Mortgage Trust
Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57  3,465 3,584
Benchmark Mortgage Trust
Series 2025-B41, Class A5, 5.407%, 7/15/68  720 722
Benchmark Mortgage Trust
Series 2025-V19, Class A3, 5.249%, 1/15/58  235 236
Benchmark Mortgage Trust
Series 2026-B42, Class A5, 5.10%, 3/15/59  2,565 2,511
Benchmark Mortgage Trust
Series 2026-V21, Class A3, 5.127%, 3/15/59  5,940 5,931
BMO Mortgage Trust
Series 2025-C12, Class A5, ARM, 5.871%, 6/15/58  1,270 1,312
BMO Mortgage Trust
Series 2025-C13, Class A5, 5.353%, 10/15/58  1,955 1,951
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.00%,
1/15/42 (1) 3,185 3,179
BX Commercial Mortgage Trust
Series 2026-CSMO, Class A, ARM, 1M TSFR + 1.40%, 5.076%,
2/15/43 (1) 4,550 4,563
BX Trust
Series 2025-ROIC, Class A, ARM, 1M TSFR + 1.144%, 4.82%,
3/15/30 (1) 3,957 3,950

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.376%,
12/15/44 (1) 4,775 4,763
BX Trust
Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%, 5.376%,
5/15/43 (1) 535 536
CENT
Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 3,715 3,680
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.318%,
8/15/41 (1) 685 682
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM, 1M TSFR + 1.35%, 5.027%,
11/15/42 (1) 725 726
Extended Stay America Trust
Series 2025-ESH, Class A, ARM, 1M TSFR + 1.30%, 4.976%,
10/15/42 (1) 901 902
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1) 2,555 2,581
Hudson Yards Mortgage Trust
Series 2026-10HY, Class A, ARM, 5.086%, 12/10/39 (1) 310 308
MAD Commercial Mortgage Trust
Series 2025-11MD, Class A, ARM, 4.754%, 10/15/42 (1) 1,960 1,927
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5, 5.633%, 8/15/58  1,600 1,631
NYC Commercial Mortgage Trust
Series 2025-28L, Class A, ARM, 4.668%, 11/5/38 (1) 140 138
SCG Mortgage Trust
Series 2026-PALM, Class A, ARM, 1M TSFR + 1.27%, 4.90%,
7/15/43 (1) 650 650
SCG Mortgage Trust
Series 2026-PALM, Class B, ARM, 1M TSFR + 1.50%, 5.13%,
7/15/43 (1) 155 155
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.268%,
6/15/39 (1) 660 659
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1) 490 491
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4, 3.146%, 12/15/52  750 706
60,529
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $124,623) 122,567

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.7%
U.S. Government Agency Obligations  21.1%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  214 208
3.00%, 12/1/42 - 4/1/47  2,225 1,961
3.50%, 3/1/42 - 3/1/46  1,637 1,502
4.00%, 9/1/40 - 8/1/45  588 556
4.50%, 8/1/39 - 10/1/41  286 279
5.00%, 11/1/33 - 8/1/40  220 220
5.50%, 1/1/35 - 12/1/39  55 56
6.00%, 10/1/32 - 8/1/38  46 48
6.50%, 12/1/28 - 1/1/36  22 22
7.00%, 11/1/30 - 6/1/32  2 2
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 5.785%, 4/1/37  14 14
RFUCCT1Y + 1.726%, 6.101%, 7/1/35  3 3
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  3 3
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  7 7
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  3 3
RFUCCT1Y + 2.033%, 6.399%, 11/1/36  9 9
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  35,527 28,127
2.50%, 3/1/42 - 5/1/52  32,303 26,629
3.00%, 3/1/35 - 9/1/52  9,968 8,680
3.50%, 5/1/31 - 4/1/52  4,543 4,111
4.00%, 6/1/37 - 1/1/56  9,444 8,664
4.50%, 9/1/37 - 10/1/53  6,784 6,426
5.00%, 12/1/41 - 10/1/55  10,417 10,123
5.50%, 8/1/53 - 10/1/55  29,478 29,344
6.00%, 4/1/54 - 6/1/55  7,513 7,637
6.50%, 5/1/54 - 9/1/55  4,566 4,710
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  52 51
4.361%, 5/25/30  1,480 1,463
4.40%, 10/25/30  6,065 5,997
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,520 9,347
3.71%, 9/25/32  4,545 4,284
3.97%, 4/25/31  5,535 5,360
4.00%, 3/25/31  1,620 1,572
4.13%, 3/25/31  2,250 2,197
4.163%, 10/25/30  1,610 1,579

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
4.32%, 9/25/30 - 3/25/36  5,335 5,138
4.34%, 9/25/30  1,440 1,421
4.43%, 2/25/33  3,725 3,641
4.60%, 9/25/35  3,020 2,940
4.85%, 1/25/30  3,970 3,989
5.355%, 1/25/29  2,555 2,591
Federal National Mortgage Assn.
2.50%, 1/1/61  1,334 1,050
3.50%, 6/1/43  5 4
4.00%, 11/1/40  259 250
4.50%, 7/1/40  2 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.523%, 6.097%, 7/1/35  3 3
RFUCCT1Y + 1.60%, 6.02%, 7/1/36  6 6
RFUCCT1Y + 1.655%, 6.03%, 8/1/37  2 2
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  5,231 4,508
2.00%, 8/1/28 - 5/1/52  83,015 68,082
2.50%, 5/1/30 - 1/1/54  39,758 33,104
3.00%, 10/1/32 - 9/1/52  25,865 22,895
3.50%, 11/1/26 - 5/1/52  21,234 19,167
4.00%, 6/1/37 - 6/1/53  14,966 13,869
4.50%, 9/1/35 - 10/1/54  16,911 16,100
5.00%, 11/1/33 - 3/1/56  26,464 25,717
5.50%, 12/1/34 - 12/1/55  28,028 27,888
6.00%, 2/1/34 - 10/1/55  34,654 35,224
6.50%, 1/1/32 - 7/1/55  6,856 7,095
7.00%, 2/1/30 - 11/1/36  6 6
7.50%, 12/1/30  — —
UMBS, TBA (7)
2.00%, 8/1/56  13,860 10,794
2.50%, 8/1/41 - 8/1/56  4,990 4,247
3.00%, 8/1/56  5,545 4,715
3.50%, 8/1/56  7,865 6,965
4.00%, 8/1/55  8,265 7,530
4.50%, 8/1/56  940 882
5.00%, 8/1/56  13,830 13,345
5.50%, 8/1/56  2,480 2,453
6.00%, 8/1/56  3,000 3,031
6.50%, 8/1/56  2,720 2,803
522,652

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Government Obligations  4.6%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  574 519
2.00%, 3/20/51 - 5/20/52  16,492 13,217
2.50%, 8/20/50 - 4/20/52  23,738 19,836
3.00%, 9/15/42 - 6/20/52  12,010 10,457
3.50%, 9/15/41 - 7/20/52  10,523 9,500
4.00%, 2/15/41 - 10/20/52  8,798 8,133
4.50%, 9/15/34 - 6/20/53  14,230 13,551
5.00%, 1/20/33 - 9/20/53  7,292 7,154
5.50%, 10/20/32 - 9/20/54  7,658 7,662
6.00%, 8/15/33 - 11/20/52  1,263 1,292
6.50%, 1/15/29 - 8/15/29  1 1
7.50%, 12/15/27 - 3/15/32  20 20
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  55 49
Government National Mortgage Assn., TBA (7)
4.50%, 8/20/56  6,825 6,398
5.00%, 8/20/56  7,910 7,654
5.50%, 8/20/56  8,600 8,542
6.00%, 8/20/56  780 792
114,777
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $667,527) 637,429
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  30.0%
U.S. Government Agency Obligations  0.0%
Federal National Mortgage Assn., 6.25%, 5/15/29  342 359
Federal National Mortgage Assn., 6.625%, 11/15/30 (6) 500 542
901
U.S. Treasury Obligations  30.0%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,449
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,443
U.S. Treasury Bonds, 2.00%, 2/15/50  34,340 18,989
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 2,993
U.S. Treasury Bonds, 2.25%, 8/15/49  50 30
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,151
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 843
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,392
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,175
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,154
U.S. Treasury Bonds, 3.00%, 11/15/45  2,845 2,056

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,453
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,233
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 11,122
U.S. Treasury Bonds, 3.00%, 8/15/48  60 42
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 2,829
U.S. Treasury Bonds, 3.125%, 11/15/41  17,585 13,843
U.S. Treasury Bonds, 3.375%, 8/15/42  2,550 2,046
U.S. Treasury Bonds, 3.625%, 5/15/53  13,045 9,912
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,773
U.S. Treasury Bonds, 3.875%, 5/15/43  8,430 7,162
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,069
U.S. Treasury Bonds, 4.125%, 8/15/44  13,885 12,056
U.S. Treasury Bonds, 4.25%, 2/15/54  7,145 6,067
U.S. Treasury Bonds, 4.25%, 8/15/54  11,335 9,629
U.S. Treasury Bonds, 4.375%, 5/15/41  20 19
U.S. Treasury Bonds, 4.625%, 5/15/44  14,350 13,323
U.S. Treasury Bonds, 4.625%, 11/15/44  12,435 11,514
U.S. Treasury Bonds, 4.625%, 11/15/45  7,800 7,193
U.S. Treasury Bonds, 4.625%, 2/15/46  17,200 15,848
U.S. Treasury Bonds, 4.625%, 5/15/54  6,515 5,893
U.S. Treasury Bonds, 4.625%, 2/15/55  13,300 12,030
U.S. Treasury Bonds, 4.625%, 11/15/55  15,000 13,575
U.S. Treasury Bonds, 4.75%, 2/15/41  35 34
U.S. Treasury Bonds, 4.75%, 11/15/43  1,250 1,182
U.S. Treasury Bonds, 4.75%, 2/15/45  2,900 2,726
U.S. Treasury Bonds, 4.75%, 11/15/53  10,870 10,019
U.S. Treasury Bonds, 4.75%, 5/15/55  24,105 22,259
U.S. Treasury Bonds, 4.75%, 8/15/55  4,100 3,787
U.S. Treasury Bonds, 4.75%, 2/15/56  12,400 11,462
U.S. Treasury Bonds, 4.875%, 8/15/45  16,865 16,077
U.S. Treasury Bonds, 5.00%, 5/15/45  11,910 11,540
U.S. Treasury Notes, 0.50%, 8/31/27  50 48
U.S. Treasury Notes, 2.75%, 8/15/32  2,300 2,088
U.S. Treasury Notes, 3.375%, 5/15/33  885 825
U.S. Treasury Notes, 3.50%, 12/15/28  13,400 13,158
U.S. Treasury Notes, 3.50%, 1/15/29  14,200 13,933
U.S. Treasury Notes, 3.50%, 11/30/30  14,055 13,555
U.S. Treasury Notes, 3.625%, 8/31/30  8,400 8,159
U.S. Treasury Notes, 3.625%, 9/30/30  12,570 12,203
U.S. Treasury Notes, 3.625%, 10/31/30  29,230 28,355
U.S. Treasury Notes, 3.625%, 12/31/30  15,400 14,920
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,364
U.S. Treasury Notes, 3.75%, 1/31/31  10,100 9,829

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.875%, 4/30/30  58,475 57,465
U.S. Treasury Notes, 3.875%, 6/30/30  7,990 7,843
U.S. Treasury Notes, 3.875%, 4/30/31  1,400 1,368
U.S. Treasury Notes, 4.00%, 2/29/28 (8) 3,685 3,671
U.S. Treasury Notes, 4.00%, 2/28/30  8,575 8,472
U.S. Treasury Notes, 4.00%, 5/31/30  12,200 12,036
U.S. Treasury Notes, 4.00%, 11/15/35  4,800 4,551
U.S. Treasury Notes, 4.125%, 10/31/29  11,500 11,420
U.S. Treasury Notes, 4.125%, 11/30/29  29,340 29,131
U.S. Treasury Notes, 4.125%, 6/30/31  8,400 8,290
U.S. Treasury Notes, 4.125%, 2/15/36  5,000 4,780
U.S. Treasury Notes, 4.25%, 2/28/29  6,895 6,884
U.S. Treasury Notes, 4.25%, 6/30/29  9,980 9,957
U.S. Treasury Notes, 4.25%, 1/31/30 (8) 12,380 12,333
U.S. Treasury Notes, 4.25%, 11/15/34  23,105 22,484
U.S. Treasury Notes, 4.25%, 5/15/35  13,555 13,148
U.S. Treasury Notes, 4.375%, 11/30/28  835 836
U.S. Treasury Notes, 4.375%, 12/31/29  27,220 27,231
U.S. Treasury Notes, 4.375%, 5/15/34  18,400 18,112
U.S. Treasury Notes, 4.50%, 5/31/29  52,695 52,926
U.S. Treasury Notes, 4.50%, 11/15/33  7,900 7,860
U.S. Treasury Notes, 4.625%, 2/15/35  8,330 8,312
743,939
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $805,439) 744,840
SHORT-TERM INVESTMENTS  4.4%
Money Market Funds  4.4%
T. Rowe Price Government Reserve Fund, 3.72% (9)(10) 108,763 108,763
Total Short-Term Investments
(Cost $108,763) 108,763
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.70% (9)(10) 976 976
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 976

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.70% (9)(10) 6,600 6,600
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,600
Total Securities Lending Collateral
(Cost $7,576) 7,576
Total Investments in Securities 103.3%
(Cost $2,689,380) $ 2,563,918
Other Assets Less Liabilities (3.3)% (82,156)
Net Assets 100.0% $ 2,481,762
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $402,475 and represents 16.2% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,157 and represents 0.1% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) All or a portion of this security is on loan at July 31, 2026.
(7) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $80,151 and represents 3.2% of net assets.
(8) At July 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 118,900 2,588 2,233 355
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 12,400 270 190 80
Total Centrally Cleared Credit Default Swaps,
Protection Sold 435
Total Centrally Cleared Swaps 435
Net payments (receipts) of variation margin to date (418)
Variation margin receivable (payable) on centrally cleared swaps $ 17

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 35 U.S. Treasury Long Bond contracts 9/26 (3,791) $ 84
Long, 436 U.S. Treasury Notes five year contracts 9/26 46,206 (409)
Long, 79 U.S. Treasury Notes two year contracts 9/26 16,243 (42)
Long, 88 Ultra U.S. Treasury Bonds contracts 9/26 9,652 (273)
Net payments (receipts) of variation margin to date 402
Variation margin receivable (payable) on open futures contracts $ (238)

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 2,284++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 2,284+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 70,893  ¤  ¤ $ 108,763
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 7,576
Total $ 116,339^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,284 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $116,339.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S.
Bond Index Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Bond Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE QM U.S. Bond Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,160,354 $ — $ 2,160,354
Asset-Backed Securities — 162,999 1,659 164,658
Non-U.S. Government
Mortgage-Backed Securities — 121,069 1,498 122,567
Short-Term Investments 108,763 — — 108,763
Securities Lending Collateral 7,576 — — 7,576
Total Securities 116,339 2,444,422 3,157 2,563,918
Swaps* — 435 — 435
Futures Contracts* 84 — — 84
Total $ 116,423 $ 2,444,857 $ 3,157 $ 2,564,437
Liabilities
Futures Contracts* $ 724 $ — $ — $ 724
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F134-054Q3 07/26